Segment Reporting - Schedule of Segment Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 280,893,633	$ 277,424,558
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment assets	148,448,476	153,744,385
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment assets	19,750,814	19,635,067
Operating Segments | Graphite Exploration
Disclosure Of Operating Segments [Line Items]
Segment assets	2,157,208	2,219,480
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment assets	$ 110,537,135	$ 101,825,626